World Omni Auto Receivables Trust 2012-B Monthly Servicer Certificate June 30, 2013	Exhibit 99.1

Dates Covered
Collections Period	06/01/13 - 06/30/13
Interest Accrual Period	06/17/13 - 07/14/13
30/360 Days	30
Actual/360 Days	28
Distribution Date	07/15/13

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/13	545,534,597.73	31,891
Yield Supplement Overcollateralization Amount at 05/31/13	10,499,710.24	0

Receivables Balance at 05/31/13	556,034,307.97	31,891
Principal Payments	18,430,579.49	639
Defaulted Receivables	821,313.44	41
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/13	10,004,775.52	0

Pool Balance at 06/30/13	526,777,639.52	31,211

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	714,416,707.35	38,507
Delinquent Receivables:
Past Due 31-60 days	6,794,445.41	569
Past Due 61-90 days	1,211,682.49	94
Past Due 91 + days	264,357.41	16

Total	8,270,485.31	679

Total 31+ Delinquent as % Ending Pool Balance	1.57%

Recoveries	566,304.50
Aggregate Net Losses/(Gains) - June 2013	255,008.94

Overcollateralization Target Amount	23,704,993.78
Actual Overcollateralization	23,704,993.78

Weighted Average APR	3.92%
Weighted Average APR, Yield Adjusted	4.92%
Weighted Average Remaining Term	52.79

Flow of Funds	$ Amount
Collections	20,710,820.02
Advances	5,558.54
Investment Earnings on Cash Accounts	840.20
Servicing Fee	(463,361.92)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	20,253,856.84

Distributions of Available Funds
(1) Class A Interest	241,113.30
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	12,668.77
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	17,912,895.09
(7) Distribution to Certificateholders	2,087,179.68
(8) Remaining Amounts	0.00
Total Distributions of Available Funds	20,253,856.84

Servicing Fee	463,361.92
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount
Original Class A	669,515,000.00
Original Class B	14,342,000.00

Total Class A & B
Note Balance @ 06/17/13	520,985,540.83
Principal Paid	17,912,895.09
Note Balance @ 07/15/13	503,072,645.74

Class A-1
Note Balance @ 06/17/13	5,128,540.83
Principal Paid	5,128,540.83
Note Balance @ 07/15/13	0.00
Note Factor @ 07/15/13	0.0000000%

Class A-2
Note Balance @ 06/17/13	218,000,000.00
Principal Paid	12,784,354.26
Note Balance @ 07/15/13	205,215,645.74
Note Factor @ 07/15/13	94.1356173%

Class A-3
Note Balance @ 06/17/13	176,000,000.00
Principal Paid	0.00
Note Balance @ 07/15/13	176,000,000.00
Note Factor @ 07/15/13	100.0000000%

Class A-4
Note Balance @ 06/17/13	107,515,000.00
Principal Paid	0.00
Note Balance @ 07/15/13	107,515,000.00
Note Factor @ 07/15/13	100.0000000%

Class B
Note Balance @ 06/17/13	14,342,000.00
Principal Paid	0.00
Note Balance @ 07/15/13	14,342,000.00
Note Factor @ 07/15/13	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	253,782.07
Total Principal Paid	17,912,895.09

Total Paid	18,166,677.16

Class A-1
Coupon	0.24000%
Interest Paid	957.33
Principal Paid	5,128,540.83

Total Paid to A-1 Holders	5,129,498.16

Class A-2
Coupon	0.43000%
Interest Paid	78,116.67
Principal Paid	12,784,354.26

Total Paid to A-2 Holders	12,862,470.93

Class A-3
Coupon	0.61000%
Interest Paid	89,466.67
Principal Paid	0.00

Total Paid to A-3 Holders	89,466.67

Class A-4
Coupon	0.81000%
Interest Paid	72,572.63
Principal Paid	0.00

Total Paid to A-4 Holders	72,572.63

Class B
Coupon	1.06000%
Interest Paid	12,668.77
Principal Paid	0.00

Total Paid to B Holders	12,668.77

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3711040
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	26.1939193

Total Distribution Amount	26.5650233

A-1 Interest Distribution Amount	0.0056984
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	30.5270288

Total A-1 Distribution Amount	30.5327272

A-2 Interest Distribution Amount	0.3583333
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	58.6438269

Total A-2 Distribution Amount	59.0021602

A-3 Interest Distribution Amount	0.5083334
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.5083334

A-4 Interest Distribution Amount	0.6750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	0.6750000

B Interest Distribution Amount	0.8833336
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	0.8833336

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Advances
Balance as of 05/31/13	66,641.59
Balance as of 06/30/13	72,200.13
Change	5,558.54

Reserve Account
Balance as of 06/17/13	1,748,995.36
Investment Earnings	68.27
Investment Earnings Paid	(68.27)
Deposit/(Withdrawal)	—
Balance as of 07/15/13	1,748,995.36
Change	—

Required Reserve Amount	1,748,995.36